Liquidity (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 28, 2022	Jan. 06, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Net operating losses						$ 32,000,000.0
Non-cash charges						3,000,000.0
Cash used in operating activites				$ 20,378,627	$ 15,442,553	38,240,865	$ 15,786,259
Current assets				17,608,703		15,038,992	5,421,958
Liabilities current				5,458,298		11,848,032	31,699,763
Working capital				12,200,000		3,200,000
Total assets				39,226,459		36,775,368	26,237,131
Total liabilities				14,100,624		20,333,269	35,573,998
Stockholders equity				25,125,835	$ (20,758,685)	16,442,099	(9,336,867)	$ 41,238,239	$ (15,197,968)	$ (5,814,478)
Repayment of debt						10,600,000
Net proceeds from the offering			$ 32,300,000
Repayment of line of credit and outstanding		$ 6,841,000
Cash and cash equivalents				5,011,077		$ 2,217,191	$ 591,634
Management [Member]
Net operating losses				$ 23,600,000
Subsequent Event [Member]
Net proceeds from the offering			$ 35,000,000
Repayment of line of credit and outstanding	$ 6,841,000
Common Class A [Member]
Issuance and sale of shares			2,496,934
Sale of unit price per share			$ 3.60
Warrant offering term			5 years
Common Class A [Member] | PIPE Pre-Funded Warrants [Member]
Warrant price per share			$ 0.0001
Common Class A [Member] | PIPE Warrants [Member]
Sale of unit price per share			$ 3.40
Common Class A [Member] | Subsequent Event [Member]
Issuance and sale of shares			2,496,934
Sale of unit price per share			$ 3.60
Warrant offering term			5 years
Common Class A [Member] | Subsequent Event [Member] | PIPE Pre-Funded Warrants [Member]
Issuance and sale of shares			7,797,184
Warrant price per share			$ 0.0001
Common Class A [Member] | Subsequent Event [Member] | PIPE Warrants [Member]
Sale of unit price per share			$ 3.40
Common Class A [Member] | Subsequent Event [Member] | PIPE Warrants [Member] | Maximum [Member]
Issuance and sale of shares			10,294,118
Pre-Funded Warrants [Member]
Issuance and sale of shares			7,797,184
Warrant price per share			$ 0.0001
Class A Common Stock [Member]
Issuance and sale of shares			2,496,934
Sale of unit price per share				$ 18.00		$ 18.00
Class A Common Stock [Member] | PIPE Warrants [Member] | Maximum [Member]
Issuance and sale of shares			10,294,118